Schedule of Investments (unaudited) September 30, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks — 0.8%

Chemicals — 0.3%
Element Solutions, Inc.(a)		153,824	$1,565,928

Containers & Packaging — 0.0%
Crown Holdings, Inc.(a)		5,071	334,990

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.		12,660	484,118

Hotels, Restaurants & Leisure — 0.1%
Stars Group, Inc. (The)(a)		39,805	595,791

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(a)		146,145	368,285

Metals & Mining — 0.2%
Constellium SE, Class A(a)		80,736	1,026,155

Total Common Stocks — 0.8% (Cost: $5,108,141)			4,375,267

	Par (000)

Corporate Bonds — 85.6%

Aerospace & Defense — 4.3%
Arconic, Inc.:
5.40%, 04/15/21	USD	16	16,553
5.87%, 02/23/22		335	356,775
5.13%, 10/01/24		1,234	1,314,210
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		537	563,850
Bombardier, Inc.(b):
8.75%, 12/01/21		1,205	1,301,400
5.75%, 03/15/22		236	239,835
6.13%, 01/15/23		668	680,358
7.50%, 12/01/24		94	94,000
7.50%, 03/15/25		1,052	1,050,685
7.88%, 04/15/27		3,020	3,007,467
BWX Technologies, Inc., 5.38%, 07/15/26(b)		368	386,860
F-Brasile SpA, Series XR, 7.38%, 08/15/26(b)		741	770,640
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		711	758,992
TransDigm UK Holdings plc, 6.88%, 05/15/26		765	822,375
TransDigm, Inc.:
6.00%, 07/15/22		58	58,870
6.50%, 05/15/25		548	568,550
6.25%, 03/15/26(b)		9,462	10,159,822
Triumph Group, Inc., 6.25%, 09/15/24(b)		1,053	1,095,331

			23,246,573

Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 6.75%, 08/15/24(b)		378	410,130

Auto Components — 1.6%
Allison Transmission, Inc.(b):
5.00%, 10/01/24		16	16,350
5.88%, 06/01/29		1,108	1,202,180
Icahn Enterprises LP:
6.75%, 02/01/24		203	211,120
4.75%, 09/15/24(b)		122	121,878
6.38%, 12/15/25		306	321,763
6.25%, 05/15/26(b)		1,253	1,314,084
Panther BF Aggregator 2 LP(b):
6.25%, 05/15/26		2,087	2,196,567
8.50%, 05/15/27		3,219	3,259,238

			8,643,180

Security	Par (000)		Value

Automobiles — 0.1%
Tesla, Inc., 5.30%, 08/15/25(b)	USD	396	$355,905

Banks — 0.6%
Banco Espirito Santo SA(a)(c):
2.63%, 05/08/17	EUR	100	20,709
4.75%, 01/15/18		100	20,709
4.00%, 01/21/19		100	20,709
Barclays plc:
4.38%, 09/11/24	USD	850	878,850
5.20%, 05/12/26		200	212,457
CIT Bank NA, (SOFR + 1.72%), 2.97%, 09/27/25(d)		728	727,782
CIT Group, Inc.:
5.00%, 08/15/22		30	31,782
5.00%, 08/01/23		446	474,990
6.13%, 03/09/28		132	154,440
HSBC Holdings plc, (USD Swap Rate 5 Year + 3.75%), 6.00%(d)(e)		465	478,262

			3,020,690

Building Products — 0.6%(b)
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		541	548,433
Builders FirstSource, Inc., 6.75%, 06/01/27		166	178,865
CPG Merger Sub LLC, 8.00%, 10/01/21		604	604,000
JELD-WEN, Inc.:
4.63%, 12/15/25		200	200,756
4.88%, 12/15/27		4	3,960
Masonite International Corp.:
5.75%, 09/15/26		45	47,475
5.38%, 02/01/28		221	230,392
PGT Escrow Issuer, Inc., 6.75%, 08/01/26		165	177,788
Standard Industries, Inc.:
5.38%, 11/15/24		474	488,220
6.00%, 10/15/25		746	782,151

			3,262,040

Capital Markets — 0.2%
Credit Suisse Group AG(b)(d)(e):
(USD Swap Semi 5 Year + 4.60%), 7.50%		200	213,750
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%		700	724,500
MSCI, Inc., 4.75%, 08/01/26(b)		62	64,945
Owl Rock Capital Corp., 5.25%, 04/15/24		282	296,712

			1,299,907

Chemicals — 2.1%
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(f)		610	605,425
Atotech Alpha 3 BV, 6.25%, 02/01/25(b)		2,554	2,566,770
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		748	772,310
Blue Cube Spinco LLC:
9.75%, 10/15/23		937	1,021,330
10.00%, 10/15/25		408	456,690
Chemours Co. (The):
6.63%, 05/15/23		559	552,013
4.00%, 05/15/26	EUR	290	289,039
5.38%, 05/15/27	USD	158	136,280
Element Solutions, Inc., 5.88%, 12/01/25(b)		2,340	2,445,060
Gates Global LLC, 6.00%, 07/15/22(b)		516	514,065
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		283	288,660
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		81	83,296
PQ Corp., 5.75%, 12/15/25(b)		899	925,970
TPC Group, Inc., 10.50%, 08/01/24(b)		750	781,875

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
W.R. Grace & Co., 5.63%, 10/01/24(b)	USD	154	$165,935

			11,604,718

Commercial Services & Supplies — 2.2%
ACCO Brands Corp., 5.25%, 12/15/24(b)		104	107,640
ADT Security Corp. (The):
3.50%, 07/15/22		11	11,041
4.13%, 06/15/23		262	265,930
4.88%, 07/15/32(b)		947	828,625
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		146	152,387
APX Group, Inc.:
8.75%, 12/01/20		361	354,682
7.88%, 12/01/22		153	152,090
8.50%, 11/01/24(b)		202	204,020
Aramark Services, Inc.:
5.00%, 04/01/25(b)		53	54,723
4.75%, 06/01/26		507	520,942
5.00%, 02/01/28(b)		832	865,280
Clean Harbors, Inc.(b):
4.88%, 07/15/27		416	434,200
5.13%, 07/15/29		547	579,820
GFL Environmental, Inc.(b):
7.00%, 06/01/26		860	905,150
8.50%, 05/01/27		1,249	1,384,829
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		175	143,500
IAA, Inc., 5.50%, 06/15/27(b)		689	726,895
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		295	305,325
Matthews International Corp., 5.25%, 12/01/25(b)		254	240,665
Mobile Mini, Inc., 5.88%, 07/01/24		1,268	1,306,040
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		116	114,550
Prime Security Services Borrower LLC(b):
5.25%, 04/15/24		528	542,018
5.75%, 04/15/26		437	455,048
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		381	397,669
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		635	654,660

			11,707,729

Communications Equipment — 0.7%
CommScope, Inc.(b):
5.50%, 03/01/24		1,122	1,154,258
6.00%, 03/01/26		740	765,752
Nokia OYJ:
4.38%, 06/12/27		187	195,415
6.63%, 05/15/39		583	685,025
ViaSat, Inc., 5.63%, 04/15/27(b)		1,099	1,153,950

			3,954,400

Construction & Engineering — 0.2%(b)
Brand Industrial Services, Inc., 8.50%, 07/15/25		602	568,890
New Enterprise Stone & Lime Co., Inc.:
10.13%, 04/01/22		158	162,345
6.25%, 03/15/26		99	101,228

			832,463

Consumer Finance — 2.0%
Ally Financial, Inc.:
4.13%, 03/30/20		100	100,625
3.88%, 05/21/24		310	320,788
8.00%, 11/01/31		3,598	4,974,235
Credit Acceptance Corp., 6.63%, 03/15/26(b)		250	267,500
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(b)(f)		1,224	1,236,240

Security	Par (000)		Value

Consumer Finance (continued)
Navient Corp.:
5.00%, 10/26/20	USD	47	$47,587
6.63%, 07/26/21		373	391,650
6.50%, 06/15/22		65	69,225
5.50%, 01/25/23		108	111,510
7.25%, 09/25/23		313	340,231
6.13%, 03/25/24		295	305,971
5.88%, 10/25/24		116	116,870
6.75%, 06/25/25		120	123,750
6.75%, 06/15/26		488	500,200
Springleaf Finance Corp.:
6.13%, 05/15/22		45	48,038
5.63%, 03/15/23		14	14,910
6.88%, 03/15/25		288	317,340
7.13%, 03/15/26		815	904,100
6.63%, 01/15/28		348	374,204

			10,564,974

Containers & Packaging — 2.2%
Ardagh Packaging Finance plc(b):
4.13%, 08/15/26		739	743,619
4.75%, 07/15/27	GBP	100	125,704
Berry Global, Inc., 4.88%, 07/15/26(b)	USD	791	817,617
Crown Americas LLC:
4.75%, 02/01/26		430	449,887
4.25%, 09/30/26		374	387,090
Graphic Packaging International LLC, 4.75%, 07/15/27(b)		203	213,150
Greif, Inc., 6.50%, 03/01/27(b)		60	63,630
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)		181	188,693
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)		934	973,695
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		2,329	2,392,931
Reynolds Group Issuer, Inc.(b):
5.13%, 07/15/23		592	606,060
7.00%, 07/15/24		723	749,209
Sealed Air Corp.(b):
5.13%, 12/01/24		20	21,400
6.88%, 07/15/33		31	36,270
Trivium Packaging Finance BV(b)(g):
5.50%, 08/15/26		1,544	1,623,053
8.50%, 08/15/27		2,182	2,359,287

			11,751,295

Distributors — 0.7%(b)
American Builders & Contractors Supply Co., Inc.:
5.75%, 12/15/23		358	368,740
5.88%, 05/15/26		478	500,705
Core & Main Holdings LP, 8.63%, (8.63% Cash or 9.38% PIK), 09/15/24(f)		748	753,610
Core & Main LP, 6.13%, 08/15/25		1,721	1,716,697
Performance Food Group, Inc., 5.50%, 10/15/27		438	460,995

			3,800,747

Diversified Consumer Services — 0.6%
BidFair MergeRight, Inc., 7.38%, 10/15/27(b)		600	611,292
frontdoor, Inc., 6.75%, 08/15/26(b)		872	954,857
Graham Holdings Co., 5.75%, 06/01/26(b)		172	184,900
Laureate Education, Inc., 8.25%, 05/01/25(b)		171	185,963
Service Corp. International, 5.13%, 06/01/29		519	554,681
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		851	882,913

			3,374,606

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Financial Services — 1.5%(b)
Allied Universal Holdco LLC:
6.63%, 07/15/26	USD	2,565	$2,709,281
9.75%, 07/15/27		404	421,017
Fairstone Financial, Inc., 7.88%, 07/15/24		147	153,523
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	650	762,347
6.25%, 05/15/26	USD	115	123,336
8.25%, 11/15/26		1,561	1,722,954
Verscend Escrow Corp., 9.75%, 08/15/26		2,266	2,412,995

			8,305,453

Diversified Telecommunication Services — 6.0%
Altice France SA(b):
6.25%, 05/15/24		246	253,872
7.38%, 05/01/26		2,780	2,980,744
8.13%, 02/01/27		1,881	2,076,154
5.50%, 01/15/28		1,562	1,581,681
CCO Holdings LLC(b):
4.00%, 03/01/23		169	171,746
5.75%, 02/15/26		52	54,964
5.13%, 05/01/27		935	975,907
5.88%, 05/01/27		22	23,265
5.00%, 02/01/28		1,039	1,074,066
5.38%, 06/01/29		2,827	3,010,755
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		571	625,245
Series Y, 7.50%, 04/01/24		465	520,033
5.63%, 04/01/25		685	710,687
Series P, 7.60%, 09/15/39		220	214,500
Series U, 7.65%, 03/15/42		220	213,950
Cincinnati Bell, Inc.(b):
7.00%, 07/15/24		1,031	953,675
8.00%, 10/15/25		296	259,000
Embarq Corp., 8.00%, 06/01/36		790	781,112
Frontier Communications Corp., 8.00%, 04/01/27(b)		3,136	3,311,616
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		1,219	1,137,205
8.50%, 10/15/24(b)		1,640	1,651,792
9.75%, 07/15/25(b)		1,304	1,362,028
Level 3 Financing, Inc.:
5.38%, 08/15/22		160	160,900
5.13%, 05/01/23		226	228,339
5.38%, 05/01/25		110	113,937
5.25%, 03/15/26		121	125,822
4.63%, 09/15/27(b)		343	346,104
Level 3 Parent LLC, 5.75%, 12/01/22		99	99,396
Qualitytech LP, 4.75%, 11/15/25(b)		529	544,870
Qwest Corp., 6.75%, 12/01/21		197	212,910
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	206,690
Sprint Capital Corp.:
6.88%, 11/15/28		686	747,877
8.75%, 03/15/32		1,030	1,270,454
Telecom Italia Capital SA:
6.38%, 11/15/33		241	265,100
6.00%, 09/30/34		606	645,390
7.20%, 07/18/36		29	33,785
7.72%, 06/04/38		95	114,950
Telecom Italia SpA, 5.30%, 05/30/24(b)		947	1,021,292
Telesat Canada(b):
8.88%, 11/15/24		203	217,514
6.50%, 10/15/27		243	246,949
Virgin Media Finance plc, 5.75%, 01/15/25(b)		1,347	1,387,410

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Virgin Media Secured Finance plc(b):
5.25%, 01/15/26	USD	200	$204,974
5.50%, 05/15/29		400	417,500

			32,556,160

Electric Utilities — 0.5%
Edison International, 5.75%, 06/15/27		70	78,594
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24		816	840,480
4.25%, 09/15/24		193	199,031
4.50%, 09/15/27		151	154,398
Vistra Operations Co. LLC(b):
3.55%, 07/15/24		335	337,223
5.50%, 09/01/26		3	3,139
5.63%, 02/15/27		204	214,822
4.30%, 07/15/29		816	837,222

			2,664,909

Electrical Equipment — 0.2%(b)
Sensata Technologies BV:
5.63%, 11/01/24		422	458,925
5.00%, 10/01/25		48	51,300
Vertiv Group Corp., 9.25%, 10/15/24		747	719,921

			1,230,146

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC:
5.00%, 09/01/23		169	173,293
5.00%, 09/01/25		222	230,602
4.25%, 04/01/28		177	180,558
Itron, Inc., 5.00%, 01/15/26(b)		34	35,030
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		312	311,610

			931,093

Energy Equipment & Services — 1.5%
Apergy Corp., 6.38%, 05/01/26		370	367,225
Archrock Partners LP, 6.88%, 04/01/27(b)		211	223,915
Nabors Industries, Inc., 4.63%, 09/15/21		338	319,410
Noble Holding International Ltd.:
7.75%, 01/15/24		34	22,100
7.88%, 02/01/26(b)		929	668,880
Pacific Drilling SA, 8.38%, 10/01/23(b)		1,017	854,280
Rowan Cos., Inc., 4.88%, 06/01/22		891	668,250
Tervita Corp., 7.63%, 12/01/21(b)		994	1,010,153
Transocean Pontus Ltd., 6.13%, 08/01/25(b)		120	121,952
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)		284	295,360
Transocean, Inc.:
6.50%, 11/15/20		9	9,180
8.51%, 12/15/21(g)		31	31,775
9.00%, 07/15/23(b)		1,464	1,504,260
7.25%, 11/01/25(b)		281	247,631
7.50%, 01/15/26(b)		221	196,690
USA Compression Partners LP:
6.88%, 04/01/26		797	826,888
6.88%, 09/01/27(b)		488	503,860
Valaris plc, 4.70%, 03/15/21		52	45,240

			7,917,049

Entertainment — 0.7%
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24		339	358,452
5.88%, 11/01/24		386	396,615
Netflix, Inc.:
5.38%, 02/01/21		60	61,800
4.88%, 04/15/28		109	110,902
5.88%, 11/15/28		1,636	1,777,187

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Entertainment (continued)
5.38%, 11/15/29(b)	USD	1,189	$1,239,532

			3,944,488

Equity Real Estate Investment Trusts (REITs) — 2.2%
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		748	781,660
CyrusOne LP, 5.38%, 03/15/27		54	57,577
GLP Capital LP:
3.35%, 09/01/24		150	150,855
5.25%, 06/01/25		320	352,490
5.38%, 04/15/26		172	189,176
4.00%, 01/15/30		695	698,454
Iron Mountain, Inc.(b):
4.88%, 09/15/27		400	409,072
4.88%, 09/15/29		569	577,706
iStar, Inc., 5.25%, 09/15/22		75	76,594
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		669	733,391
4.50%, 09/01/26		675	715,500
5.75%, 02/01/27(b)		202	226,806
4.50%, 01/15/28		1,165	1,208,687
MPT Operating Partnership LP:
5.00%, 10/15/27		1,319	1,381,653
4.63%, 08/01/29		894	920,820
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		763	784,967
SBA Communications Corp.:
4.00%, 10/01/22		858	875,160
4.88%, 09/01/24		1,085	1,122,975
Service Properties Trust:
4.35%, 10/01/24		281	284,460
4.75%, 10/01/26		281	282,633
VICI Properties 1 LLC, 8.00%, 10/15/23		200	218,698

			12,049,334

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc.:
6.63%, 06/15/24		163	170,742
5.75%, 03/15/25		431	443,219
5.88%, 02/15/28(b)		843	892,265

			1,506,226

Food Products — 1.6%(b)
Chobani LLC, 7.50%, 04/15/25		861	824,407
Darling Ingredients, Inc., 5.25%, 04/15/27		192	201,600
JBS Investments II GmbH, 7.00%, 01/15/26		200	215,798
JBS USA LUX SA:
5.88%, 07/15/24		715	736,486
5.75%, 06/15/25		1,250	1,302,275
6.75%, 02/15/28		350	387,516
6.50%, 04/15/29		1,283	1,424,104
5.50%, 01/15/30		1,276	1,352,534
Post Holdings, Inc.:
5.50%, 03/01/25		349	365,578
5.00%, 08/15/26		46	47,707
5.75%, 03/01/27		337	357,287
5.63%, 01/15/28		165	174,900
5.50%, 12/15/29		808	842,340
Simmons Foods, Inc., 7.75%, 01/15/24		415	449,238

			8,681,770

Gas Utilities — 0.1%
Superior Plus LP, 7.00%, 07/15/26(b)		647	682,598

Security	Par (000)		Value

Health Care Equipment & Supplies — 1.0%
Hill-Rom Holdings, Inc., 4.38%, 09/15/27(b)	USD	136	$139,040
Hologic, Inc.(b):
4.38%, 10/15/25		279	285,975
4.63%, 02/01/28		150	155,437
Immucor, Inc., 11.13%, 02/15/22(b)		284	287,195
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		3,179	3,104,929
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		899	918,104
Teleflex, Inc.:
4.88%, 06/01/26		314	327,345
4.63%, 11/15/27		51	53,231

			5,271,256

Health Care Providers & Services — 5.3%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		231	232,732
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		529	560,836
Centene Corp., 5.38%, 06/01/26(b)		2,402	2,513,092
Community Health Systems, Inc.(b):
8.63%, 01/15/24		1,267	1,308,177
8.00%, 03/15/26		1,341	1,337,648
Eagle Holding Co. II LLC(b)(f):
7.63%, (7.63% Cash or 8.38% PIK), 05/15/22		108	108,810
7.75%, (7.75% Cash or 8.50% PIK), 05/15/22		541	545,734
Encompass Health Corp., 5.75%, 11/01/24		171	172,787
Envision Healthcare Corp., 8.75%, 10/15/26(b)		330	201,300
HCA, Inc.:
5.38%, 02/01/25		598	653,315
5.88%, 02/15/26		37	41,359
5.38%, 09/01/26		217	238,418
5.63%, 09/01/28		1,575	1,755,022
5.88%, 02/01/29		1,645	1,847,713
MEDNAX, Inc.(b):
5.25%, 12/01/23		343	348,660
6.25%, 01/15/27		1,426	1,415,205
Molina Healthcare, Inc.:
5.38%, 11/15/22(g)		63	66,783
4.88%, 06/15/25(b)		1,136	1,141,680
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		1,203	1,108,264
NVA Holdings, Inc., 6.88%, 04/01/26(b)		314	333,232
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(f)		1,005	854,250
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		901	958,439
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		736	660,560
10.00%, 04/15/27		622	631,330
Team Health Holdings, Inc., 6.38%, 02/01/25(b)		358	247,378
Tenet Healthcare Corp.:
8.13%, 04/01/22		1,613	1,744,540
4.63%, 09/01/24(b)		536	551,372
4.88%, 01/01/26(b)		2,135	2,191,044
6.25%, 02/01/27(b)		1,403	1,461,295
5.13%, 11/01/27(b)		1,677	1,732,928
Vizient, Inc., 6.25%, 05/15/27(b)		579	620,978
WellCare Health Plans, Inc.:
5.25%, 04/01/25		242	251,982
5.38%, 08/15/26(b)		722	770,591

			28,607,454

Health Care Technology — 0.3%
IQVIA, Inc.:
3.25%, 03/15/25	EUR	224	250,253
5.00%, 10/15/26(b)	USD	472	494,420

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Technology (continued)
5.00%, 05/15/27(b)	USD	681	$713,347

			1,458,020

Hotels, Restaurants & Leisure — 5.0%
1011778 BC ULC(b):
4.25%, 05/15/24		22	22,640
5.00%, 10/15/25		2,550	2,636,828
3.88%, 01/15/28		658	662,185
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	506	567,729
Boyne USA, Inc., 7.25%, 05/01/25(b)	USD	276	300,730
Cedar Fair LP, 5.25%, 07/15/29(b)		728	778,960
Churchill Downs, Inc.(b):
5.50%, 04/01/27		1,081	1,147,049
4.75%, 01/15/28		806	826,150
Eldorado Resorts, Inc.:
6.00%, 04/01/25		131	138,205
6.00%, 09/15/26		167	182,865
Golden Nugget, Inc., 6.75%, 10/15/24(b)		2,553	2,597,677
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		7	7,131
5.13%, 05/01/26		680	714,000
4.88%, 01/15/30(b)		1,645	1,736,873
Hilton Worldwide Finance LLC, 4.88%, 04/01/27		190	200,117
IRB Holding Corp., 6.75%, 02/15/26(b)		204	205,020
KFC Holding Co.(b):
5.25%, 06/01/26		395	418,107
4.75%, 06/01/27		96	99,960
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		66	71,115
MGM Resorts International:
6.63%, 12/15/21		1,351	1,463,606
7.75%, 03/15/22		491	549,311
6.00%, 03/15/23		77	84,831
Sabre GLBL, Inc.(b):
5.38%, 04/15/23		229	233,580
5.25%, 11/15/23		333	342,157
Scientific Games International, Inc.:
5.00%, 10/15/25(b)		1,014	1,046,245
3.38%, 02/15/26	EUR	500	556,420
8.25%, 03/15/26(b)	USD	1,819	1,929,686
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24		1,595	1,650,825
5.50%, 04/15/27		814	867,911
Station Casinos LLC, 5.00%, 10/01/25(b)		290	294,292
Viking Cruises Ltd.(b):
6.25%, 05/15/25		101	105,545
5.88%, 09/15/27		1,866	1,977,214
Wyndham Destinations, Inc.(g):
5.40%, 04/01/24		12	12,660
5.75%, 04/01/27		230	248,400
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		203	212,643
Wynn Las Vegas LLC, 5.25%, 05/15/27(b)		147	151,043
Wynn Resorts Finance LLC, 5.13%, 10/01/29(b)		771	807,931
Yum! Brands, Inc.:
4.75%, 01/15/30(b)		997	1,029,562
5.35%, 11/01/43		10	9,600

			26,886,803

Household Durables — 1.1%
Brookfield Residential Properties, Inc., 6.25%, 09/15/27(b)		373	374,865
Installed Building Products, Inc., 5.75%, 02/01/28(b)		205	211,406

Security	Par (000)		Value

Household Durables (continued)
Lennar Corp.:
6.63%, 05/01/20	USD	255	$260,737
4.88%, 12/15/23		50	53,125
5.25%, 06/01/26		355	383,844
4.75%, 11/29/27		396	424,710
Mattamy Group Corp.(b):
6.88%, 12/15/23		188	195,520
6.50%, 10/01/25		212	222,600
MDC Holdings, Inc., 6.00%, 01/15/43		187	193,077
Meritage Homes Corp.:
7.15%, 04/15/20		70	71,497
5.13%, 06/06/27		274	289,070
PulteGroup, Inc.:
6.38%, 05/15/33		396	438,214
6.00%, 02/15/35		244	259,860
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		651	714,472
Tempur Sealy International, Inc., 5.50%, 06/15/26		14	14,595
Toll Brothers Finance Corp., 3.80%, 11/01/29		276	271,689
TRI Pointe Group, Inc.:
5.88%, 06/15/24		123	130,995
5.25%, 06/01/27		385	385,963
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		231	241,395
6.88%, 08/15/23		889	931,228

			6,068,862

Household Products — 0.2%
Energizer Holdings, Inc.(b):
6.38%, 07/15/26		140	149,959
7.75%, 01/15/27		359	399,998
Spectrum Brands, Inc.:
5.75%, 07/15/25		391	408,005
5.00%, 10/01/29(b)		294	299,145

			1,257,107

Independent Power and Renewable Electricity Producers — 1.8%
Calpine Corp.:
5.38%, 01/15/23		1,761	1,783,012
5.88%, 01/15/24(b)		230	235,175
5.50%, 02/01/24		100	101,000
5.75%, 01/15/25		1,398	1,422,465
5.25%, 06/01/26(b)		1,146	1,186,110
Clearway Energy Operating LLC:
5.38%, 08/15/24		364	373,100
5.75%, 10/15/25(b)		437	459,943
NRG Energy, Inc.:
3.75%, 06/15/24(b)		224	230,498
6.63%, 01/15/27		1,175	1,272,936
5.75%, 01/15/28		418	449,350
4.45%, 06/15/29(b)		726	756,396
5.25%, 06/15/29(b)		671	721,526
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		649	664,414
Talen Energy Supply LLC:
6.50%, 06/01/25		78	59,280
10.50%, 01/15/26(b)		72	62,100

			9,777,305

Insurance — 1.4%
Acrisure LLC, 8.13%, 02/15/24(b)		526	566,765
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)		1,946	1,987,352
AmWINS Group, Inc., 7.75%, 07/01/26(b)		202	217,150
Ardonagh Midco 3 plc, 8.63%, 07/15/23(b)		652	629,180
CNO Financial Group, Inc., 5.25%, 05/30/29		526	575,970

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	886	$910,365
HUB International Ltd., 7.00%, 05/01/26(b)		2,433	2,499,178

			7,385,960

Interactive Media & Services — 0.1%(b)
Match Group, Inc., 5.63%, 02/15/29		164	175,890
Rackspace Hosting, Inc., 8.63%, 11/15/24		221	203,298

			379,188

Internet & Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(b)		357	375,296

IT Services — 1.8%
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)		3,113	2,971,358
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		505	518,888
Gartner, Inc., 5.13%, 04/01/25(b)		594	621,473
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		1,444	1,487,320
WEX, Inc., 4.75%, 02/01/23(b)		301	304,010
Zayo Group LLC:
6.00%, 04/01/23		440	451,550
6.38%, 05/15/25		620	638,476
5.75%, 01/15/27(b)		2,764	2,825,637

			9,818,712

Leisure Products — 0.4%
Mattel, Inc., 6.75%, 12/31/25(b)		1,820	1,899,061

Life Sciences Tools & Services — 1.0%(b)
Avantor, Inc.:
6.00%, 10/01/24		2,742	2,938,135
9.00%, 10/01/25		1,859	2,082,080
Charles River Laboratories International, Inc., 5.50%, 04/01/26		466	495,698

			5,515,913

Machinery — 1.8%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		230	242,650
Colfax Corp.(b):
6.00%, 02/15/24		669	708,036
6.38%, 02/15/26		659	709,043
EnPro Industries, Inc., 5.75%, 10/15/26		608	648,280
Grinding Media, Inc., 7.38%, 12/15/23(b)		1,011	965,505
Manitowoc Co., Inc. (The), 9.00%, 04/01/26(b)		465	455,700
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		476	497,420
Navistar International Corp., 6.63%, 11/01/25(b)		900	913,500
RBS Global, Inc., 4.88%, 12/15/25(b)		815	837,331
SPX FLOW, Inc., 5.63%, 08/15/24(b)		374	386,155
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		341	362,739
Terex Corp., 5.63%, 02/01/25(b)		795	815,869
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		1,469	1,377,187
Wabash National Corp., 5.50%, 10/01/25(b)		654	642,555

			9,561,970

Media — 6.9%
Altice Financing SA(b):
6.63%, 02/15/23		1,073	1,101,166
7.50%, 05/15/26		1,302	1,383,362
Altice Luxembourg SA(b):
7.75%, 05/15/22		320	326,800
7.63%, 02/15/25		1,311	1,366,717
10.50%, 05/15/27		1,742	1,963,234
AMC Networks, Inc.:
4.75%, 12/15/22		222	225,121
4.75%, 08/01/25		590	608,438
Clear Channel Worldwide Holdings, Inc.(b):
9.25%, 02/15/24		1,994	2,190,728
5.13%, 08/15/27		2,967	3,091,169

Security	Par (000)		Value

Media (continued)
CSC Holdings LLC:
5.13%, 12/15/21(b)	USD	327	$327,066
5.38%, 07/15/23(b)		1,248	1,280,760
5.25%, 06/01/24		327	351,525
7.75%, 07/15/25(b)		636	683,827
6.63%, 10/15/25(b)		390	417,417
10.88%, 10/15/25(b)		1,771	2,005,569
5.50%, 05/15/26(b)		208	218,899
5.38%, 02/01/28(b)		200	210,750
6.50%, 02/01/29(b)		1,476	1,640,537
5.75%, 01/15/30(b)		931	973,007
Diamond Sports Group LLC, 5.38%, 08/15/26(b)		1,353	1,403,738
DISH DBS Corp.:
6.75%, 06/01/21		519	546,144
5.88%, 07/15/22		1,577	1,640,080
5.00%, 03/15/23		625	631,437
5.88%, 11/15/24		863	855,449
Entercom Media Corp., 6.50%, 05/01/27(b)		212	221,540
GCI LLC, 6.63%, 06/15/24(b)		735	792,881
Gray Television, Inc.(b):
5.13%, 10/15/24		37	38,341
7.00%, 05/15/27		393	431,789
iHeartCommunications, Inc.:
6.38%, 05/01/26		509	549,225
5.25%, 08/15/27(b)		498	517,920
MDC Partners, Inc., 6.50%, 05/01/24(b)		103	93,859
Meredith Corp., 6.88%, 02/01/26		144	146,340
Midcontinent Communications, 5.38%, 08/15/27(b)		268	282,070
Outfront Media Capital LLC, 5.00%, 08/15/27(b)		1,213	1,273,165
Radiate Holdco LLC(b):
6.88%, 02/15/23		90	92,587
6.63%, 02/15/25		537	540,813
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24		224	232,250
5.38%, 07/15/26		19	19,947
5.00%, 08/01/27		1,179	1,217,317
5.50%, 07/01/29		1,037	1,106,998
TEGNA, Inc., 5.50%, 09/15/24(b)		79	81,370
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		800	838,000
Univision Communications, Inc., 5.13%, 05/15/23(b)		456	457,425
Videotron Ltd., 5.13%, 04/15/27(b)		429	453,668
WMG Acquisition Corp., 5.50%, 04/15/26(b)		182	191,100
Ziggo Bond Co. BV(b):
5.88%, 01/15/25		750	770,625
6.00%, 01/15/27		565	589,719
Ziggo BV, 5.50%, 01/15/27(b)		825	859,815

			37,241,704

Metals & Mining — 2.6%
Big River Steel LLC, 7.25%, 09/01/25(b)		412	434,660
Constellium SE(b):
5.75%, 05/15/24		352	361,680
6.63%, 03/01/25		1,343	1,400,077
5.88%, 02/15/26		1,478	1,540,815
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		733	734,832
3.88%, 03/15/23		1,630	1,642,225
5.00%, 09/01/27		178	177,130
5.25%, 09/01/29		487	485,478
5.45%, 03/15/43		3,363	3,030,063
Kaiser Aluminum Corp., 5.88%, 05/15/24		173	180,112
New Gold, Inc., 6.25%, 11/15/22(b)		942	944,543

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Metals & Mining (continued)
Novelis Corp.(b):
6.25%, 08/15/24	USD	1,220	$1,274,900
5.88%, 09/30/26		1,104	1,157,765
Steel Dynamics, Inc.:
5.25%, 04/15/23		333	338,828
4.13%, 09/15/25		257	259,570
5.00%, 12/15/26		64	67,040

			14,029,718

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21		255	263,288

Oil, Gas & Consumable Fuels — 7.4%
Aker BP ASA, 4.75%, 06/15/24(b)		338	353,041
Antero Midstream Partners LP, 5.38%, 09/15/24		200	179,940
Antero Resources Corp., 5.38%, 11/01/21		268	258,620
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		476	475,857
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		252	241,290
Brazos Valley Longhorn LLC, 6.88%, 02/01/25		298	256,280
California Resources Corp., 8.00%, 12/15/22(b)		30	14,850
Callon Petroleum Co.:
6.13%, 10/01/24		360	354,600
6.38%, 07/01/26		466	454,746
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		328	310,780
8.25%, 07/15/25		396	387,922
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		316	315,210
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		263	302,266
5.88%, 03/31/25		497	552,977
5.13%, 06/30/27		1,157	1,266,192
Cheniere Energy Partners LP:
5.63%, 10/01/26		782	829,819
4.50%, 10/01/29(b)		961	983,824
Chesapeake Energy Corp.:
6.63%, 08/15/20		389	390,945
4.88%, 04/15/22		1,080	872,100
5.75%, 03/15/23		451	345,015
7.00%, 10/01/24		258	185,115
8.00%, 03/15/26(b)		245	167,825
CNX Resources Corp., 5.88%, 04/15/22		2,052	1,969,920
Comstock Resources, Inc., 9.75%, 08/15/26		333	278,318
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		1,295	1,291,762
Covey Park Energy LLC, 7.50%, 05/15/25(b)		438	350,400
Crestwood Midstream Partners LP:
6.25%, 04/01/23(g)		238	244,248
5.63%, 05/01/27(b)		515	525,784
CrownRock LP, 5.63%, 10/15/25(b)		1,599	1,608,962
DCP Midstream Operating LP:
5.38%, 07/15/25		246	261,990
5.13%, 05/15/29		135	137,531
6.45%, 11/03/36(b)		269	280,433
6.75%, 09/15/37(b)		706	743,065
Denbury Resources, Inc.(b):
9.00%, 05/15/21		562	521,255
9.25%, 03/31/22		318	278,250
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		859	893,360
5.75%, 01/30/28		497	528,062
EnLink Midstream LLC, 5.38%, 06/01/29		121	115,555
EnLink Midstream Partners LP:
4.40%, 04/01/24		498	479,599
4.15%, 06/01/25		38	35,245
4.85%, 07/15/26		86	81,700

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
5.60%, 04/01/44	USD 255	$208,462
5.05%, 04/01/45	324	259,200
5.45%, 06/01/47	23	18,745
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24	1,017	666,135
5.63%, 02/01/26	508	311,150
Genesis Energy LP:
6.00%, 05/15/23	130	130,487
5.63%, 06/15/24	68	65,110
6.50%, 10/01/25	127	123,825
6.25%, 05/15/26	148	142,820
Great Western Petroleum LLC, 9.00%, 09/30/21(b)	726	631,620
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)	316	330,220
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)	423	381,229
Matador Resources Co., 5.88%, 09/15/26	478	478,908
MEG Energy Corp.(b):
6.38%, 01/30/23	376	362,840
7.00%, 03/31/24	106	102,290
6.50%, 01/15/25	1,269	1,294,380
Murphy Oil Corp.:
5.75%, 08/15/25	135	137,025
5.63%, 12/01/42(g)	165	145,200
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	374	484,441
Northern Oil and Gas, Inc., 8.50%, (8.50% Cash or 9.50% PIK), 05/15/23(f)	81	83,448
NuStar Logistics LP, 6.00%, 06/01/26	366	396,122
Parkland Fuel Corp., 5.88%, 07/15/27(b)	338	354,667
Parsley Energy LLC(b):
6.25%, 06/01/24	120	124,200
5.38%, 01/15/25	1,182	1,196,775
5.25%, 08/15/25	395	400,810
PBF Holding Co. LLC, 7.25%, 06/15/25	194	201,032
PDC Energy, Inc.:
1.13%, 09/15/21(h)	32	29,491
6.13%, 09/15/24	31	30,923
5.75%, 05/15/26	241	237,409
QEP Resources, Inc.:
5.38%, 10/01/22	829	792,980
5.25%, 05/01/23	130	120,577
5.63%, 03/01/26	362	312,334
Range Resources Corp.:
5.75%, 06/01/21	360	357,300
5.88%, 07/01/22	136	130,220
5.00%, 08/15/22	267	250,312
SM Energy Co.:
6.13%, 11/15/22	509	487,800
5.00%, 01/15/24	180	161,550
5.63%, 06/01/25	19	16,289
6.75%, 09/15/26	180	157,500
6.63%, 01/15/27	47	40,537
Southwestern Energy Co.:
6.20%, 01/23/25(g)	260	228,795
7.75%, 10/01/27	119	103,753
SRC Energy, Inc., 6.25%, 12/01/25	10	9,900
Sunoco LP:
4.88%, 01/15/23	279	286,324
5.50%, 02/15/26	47	49,053
6.00%, 04/15/27	195	207,671
5.88%, 03/15/28	185	196,331
Tallgrass Energy Partners LP(b):
4.75%, 10/01/23	42	42,000
5.50%, 09/15/24	612	608,940

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
5.50%, 01/15/28	USD	749	$732,073
Targa Resources Partners LP:
5.13%, 02/01/25		213	219,039
5.88%, 04/15/26		513	543,626
5.38%, 02/01/27		32	33,080
6.50%, 07/15/27(b)		759	828,137
5.00%, 01/15/28		597	603,746
6.88%, 01/15/29(b)		1,542	1,684,743
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		22	22,440
6.63%, 06/15/25(g)		75	79,051
5.00%, 01/31/28		580	603,200
Whiting Petroleum Corp., 6.63%, 01/15/26		29	19,575
WPX Energy, Inc.:
8.25%, 08/01/23		217	244,125
5.25%, 09/15/24		220	223,850
5.75%, 06/01/26		213	218,325
5.25%, 10/15/27		247	248,235

			40,317,028

Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(b)		226	238,995

Personal Products — 0.0%(b)
Avon International Capital plc, 6.50%, 08/15/22		172	178,235
Coty, Inc., 6.50%, 04/15/26		72	69,840

			248,075

Pharmaceuticals — 2.3%
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)		1,348	1,512,860
Bausch Health Cos., Inc.:
5.50%, 03/01/23(b)		216	218,700
4.50%, 05/15/23	EUR	643	707,706
5.88%, 05/15/23(b)	USD	158	159,975
7.00%, 03/15/24(b)		594	624,270
6.13%, 04/15/25(b)		222	230,047
5.50%, 11/01/25(b)		1,690	1,768,332
9.00%, 12/15/25(b)		849	953,003
5.75%, 08/15/27(b)		555	599,861
7.00%, 01/15/28(b)		1,242	1,337,758
7.25%, 05/30/29(b)		1,295	1,414,528
Catalent Pharma Solutions, Inc.(b):
4.88%, 01/15/26		662	681,033
5.00%, 07/15/27		524	543,650
Elanco Animal Health, Inc., 4.90%, 08/28/28		438	478,146
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)		1,428	1,308,405

			12,538,274

Professional Services — 0.9%(b)
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26		1,547	1,686,230
10.25%, 02/15/27		1,161	1,284,356
Jaguar Holding Co. II, 6.38%, 08/01/23		2,001	2,068,534

			5,039,120

Real Estate Management & Development — 0.4%
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		834	846,510
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		416	427,960
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		619	643,760
Newmark Group, Inc., 6.13%, 11/15/23		152	164,894
WeWork Cos., Inc., 7.88%, 05/01/25(b)		314	266,508

			2,349,632

Road & Rail — 0.6%
Algeco Global Finance plc:
6.50%, 02/15/23	EUR	200	218,535

Security	Par (000)		Value

Road & Rail (continued)
8.00%, 02/15/23(b)	USD	200	$199,560
Avis Budget Car Rental LLC, 5.75%, 07/15/27(b)		275	283,717
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)		279	289,462
Hertz Corp. (The), 7.63%, 06/01/22(b)		762	793,433
Uber Technologies, Inc.(b):
7.50%, 11/01/23		714	719,355
7.50%, 09/15/27		549	547,628

			3,051,690

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		79	89,369
Entegris, Inc., 4.63%, 02/10/26(b)		251	259,785
Qorvo, Inc., 5.50%, 07/15/26		432	456,300
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		400	426,000

			1,231,454

Software — 4.3%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		1,071	1,135,260
Ascend Learning LLC: 6.88%, 08/01/25(b)		1,721	1,786,415
CDK Global, Inc.:
4.88%, 06/01/27		1,065	1,108,878
5.25%, 05/15/29(b)		658	681,030
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		1,572	1,595,580
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		1,594	1,723,210
Infor US, Inc., 6.50%, 05/15/22		3,691	3,750,979
Informatica LLC, 7.13%, 07/15/23(b)		1,233	1,254,578
Nuance Communications, Inc., 5.63%, 12/15/26		544	575,280
PTC, Inc., 6.00%, 05/15/24		209	218,928
RP Crown Parent LLC, 7.38%, 10/15/24(b)		1,036	1,077,440
Solera LLC, 10.50%, 03/01/24(b)		3,512	3,712,605
Sophia LP, 9.00%, 09/30/23(b)		215	220,106
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		. 2,285	2,387,882
TIBCO Software, Inc., 11.38%, 12/01/21(b)		1,528	1,594,372
Veritas US, Inc., 7.50%, 02/01/23(b)		600	593,066

			23,415,609

Specialty Retail — 1.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		863	893,205
eG Global Finance plc, 6.75%, 02/07/25(b)		820	800,525
Group 1 Automotive, Inc., 5.25%, 12/15/23(b)		. 45	46,237
L Brands, Inc.:
6.88%, 11/01/35		654	566,527
6.75%, 07/01/36		119	100,954
Murphy Oil USA, Inc., 4.75%, 09/15/29		501	512,272
Penske Automotive Group, Inc., 5.50%, 05/15/26		170	177,795
PetSmart, Inc.(b):
7.13%, 03/15/23		256	240,640
5.88%, 06/01/25		1,854	1,849,365
SRS Distribution, Inc., 8.25%, 07/01/26(b)		407	415,140
Staples, Inc.(b):
7.50%, 04/15/26		2,154	2,219,266
10.75%, 04/15/27		471	483,953

			8,305,879

Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC, 7.13%, 06/15/24(b)		1,129	1,189,966
NCR Corp.(b):
5.75%, 09/01/27		189	195,615
6.13%, 09/01/29		425	447,971
Western Digital Corp., 4.75%, 02/15/26		929	955,709

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.:
4.80%, 03/01/35	USD	549	$468,023
6.75%, 12/15/39		31	31,465

			3,288,749

Textiles, Apparel & Luxury Goods — 0.1%
William Carter Co. (The), 5.63%, 03/15/27(b)		593	634,510

Thrifts & Mortgage Finance — 0.4%(b)
Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/25		772	789,370
Nationstar Mortgage Holdings, Inc.:
8.13%, 07/15/23		849	885,083
9.13%, 07/15/26		459	488,835

			2,163,288

Trading Companies & Distributors — 1.4%
Beacon Roofing Supply, Inc.(b):
4.88%, 11/01/25		278	272,398
4.50%, 11/15/26		143	144,430
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		247	241,443
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		113	118,085
6.50%, 10/01/25		225	231,187
HD Supply, Inc., 5.38%, 10/15/26(b)		2,612	2,765,455
Herc Holdings, Inc., 5.50%, 07/15/27(b)		930	967,200
United Rentals North America, Inc.:
5.50%, 07/15/25		603	627,421
4.63%, 10/15/25		585	596,985
5.88%, 09/15/26		379	404,128
6.50%, 12/15/26		187	203,737
5.50%, 05/15/27		399	422,940
5.25%, 01/15/30		516	540,835

			7,536,244

Wireless Telecommunication Services — 1.7%
Connect Finco SARL, 6.75%, 10/01/26(b)		2,400	2,445,000
Digicel International Finance Ltd., 8.75%, 05/25/24(b)		410	388,860
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		1,015	1,086,050
Hughes Satellite Systems Corp., 5.25%, 08/01/26		250	267,500
Sprint Corp.:
7.88%, 09/15/23		642	705,211
7.13%, 06/15/24		765	824,517
7.63%, 02/15/25		836	919,600
7.63%, 03/01/26		737	813,464
T-Mobile USA, Inc.:
6.50%, 01/15/26		441	474,159
4.50%, 02/01/26		495	509,503
4.75%, 02/01/28		704	736,736
Xplornet Communications, Inc., 9.63%, (9.63% Cash or 10.63% PIK), 06/01/22(b)(f)		205	208,953

			9,379,553

Total Corporate Bonds — 85.6% (Cost: $453,823,507)			463,834,300

Security	Par (000)		Value

Floating Rate Loan Interests — 8.0%(i)

Aerospace & Defense — 0.1%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.80%, 12/06/25(j)	USD	79	$79,896
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.19%, 11/28/21		208	206,126

			286,022

Airlines — 0.1%
WestJet Airlines Ltd., Term Loan, 08/07/26(k)		461	464,172

Auto Components — 0.1%
Panther BF Aggregator 2 LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.54%, 04/30/26		514	508,687

Building Products — 0.0%(k)
Advanced Drainage Systems, Inc., Term Loan, 09/18/26		42	42,157
CPG International, Inc., Term Loan, 05/05/24		67	66,310

			108,467

Capital Markets — 0.2%
Jefferies Finance LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.88%, 06/03/26		292	291,812
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.10%, 05/29/26		546	492,456

			784,268

Chemicals — 0.3%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.10%, 01/31/24		851	838,526
Ascend Performance Materials LLC, Term Loan B, 08/14/26(k)		609	609,384
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.90%, 03/30/26(j)		74	67,620
Momentive Performance Materials, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.30%, 05/15/24		127	126,104

			1,641,634

Commercial Services & Supplies — 0.6%
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(k)		2,537	2,473,791
Diamond (BC) BV, Term Loan, 09/06/24(k)		447	425,079
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.04%, 05/30/25		463	458,744

			3,357,614

Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.29%, 05/23/25		475	462,037

Containers & Packaging — 0.1%
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.59%, 04/03/24		255	249,109
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.54%, 05/16/24		130	129,486

			378,595

Diversified Consumer Services — 0.0%
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.79%, 05/06/24		195	180,565

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Financial Services — 0.2%(k)
Sotheby’s, Inc., Term Loan B, 01/22/27	USD	236	$233,199
Triton Bidco, Term Loan B, 09/10/26		1,005	988,508

			1,221,707

Diversified Telecommunication Services — 0.2%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.03%, 08/14/26		291	290,028
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.79%, 01/31/25		814	807,942

			1,097,970

Energy Equipment & Services — 0.4%
McDermott International, Inc., Term Loan, 05/09/25(k)		1,905	1,197,535
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.80%, 11/08/22(j)		1,007	956,650

			2,154,185

Entertainment — 0.0%
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.29%, 05/24/25		97	95,023

Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan B, 08/14/26(k)		215	215,673

Food Products — 0.0%
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.54%, 10/10/23		68	67,610

Health Care Equipment & Supplies — 0.2%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.10%, 06/15/21		1,238	1,234,859

Health Care Providers & Services — 0.5%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.54%, 06/30/25		231	231,364
Azalea TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.54%, 07/24/26		555	553,152
Envision Healthcare Corp., Term Loan, 10/10/25(k)		1,540	1,251,896
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 5.81%, 07/02/25		409	410,801
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 6.75%), 9.01%, 04/29/22		325	319,089

			2,766,302

Health Care Technology — 0.2%
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 6.68%, 02/05/26		1,217	1,211,980

Hotels, Restaurants & Leisure — 0.2%
Nascar Holdings, Inc., Term Loan, 07/27/26(k)		295	296,797
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.60%, 07/10/25		758	761,061

			1,057,858

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.54%, 08/12/26		126	126,103

Industrial Conglomerates — 0.2%
Vertiv Co., Term Loan B, 11/30/23(k)		1,313	1,247,361

Security	Par (000)		Value

Insurance — 0.3%
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.05%, 05/09/25	USD	81	$79,543
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.54%, 08/04/25		681	691,556
Sedgwick, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.29%, 12/31/25		615	604,187
Sedgwick, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.04%, 09/03/26		371	371,348

			1,746,634

IT Services — 0.7%
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.79%, 04/28/25		40	40,260
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.80%, 04/29/24		129	128,802
DigiCert Holdings, Inc., Term Loan B, 08/07/26(k)		331	329,759
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.29%, 11/29/24		203	193,803
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.29%, 12/01/25(j)		123	111,627
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.38%, 08/01/25		83	59,760
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.60%, 08/01/24		191	164,585
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.29%, 04/16/25		265	265,668
Veritas US, Inc., Term Loan B1, (LIBOR USD 3 Month + 4.50%), 6.54% - 6.60%, 01/27/23		125	117,500
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.54%, 08/27/25		2,082	2,087,320

			3,499,084

Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.29%, 08/30/24		122	120,356
Sotera Health Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.04%, 05/15/22		1,110	1,095,633

			1,215,989

Machinery — 0.3%
MHI Holdings LLC, Term Loan B, 09/20/26(j)(k)		352	351,120
Titan Acquisition Ltd., Term Loan, (LIBOR USD
1 Month + 3.00%), 5.04%, 03/28/25		1,184	1,135,252

			1,486,372

Media — 0.8%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.04%, 07/12/24		75	75,106
Clear Channel Outdoor Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.54%, 08/21/26		1,267	1,269,712
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 1 Month + 3.75%), 5.80%, 11/27/23		117	117,156
(LIBOR USD 1 Month + 4.50%), 6.55%, 01/02/24		388	392,505

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
(LIBOR USD 6 Month + 6.63%), 6.63%, 01/02/24	USD	2,255	$2,300,595
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.10%, 09/09/21(j)		254	252,933

			4,408,007

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.06%, 10/25/23		265	201,211

Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor II LLC, Term Loan, (LIBOR USD 1 Month + 4.75%), 6.79%, 11/03/25		112	100,278
California Resources Corp., Term Loan, 12/31/21(k)		752	653,038
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.55%, 11/28/22		321	318,171
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.60%, 06/30/25		51	49,940

			1,121,427

Pharmaceuticals — 0.2%
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.04%, 06/02/25		429	430,897
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.31%, 04/29/24		375	340,828
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.54%, 08/18/22		116	115,737

			887,462

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 7.05%, 02/06/26		438	440,580

Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.03%, 03/14/25		599	595,043

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan B, 09/19/26(k)		180	180,635

Software — 0.8%
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.85%, 02/01/22		207	206,955
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.50%, 11/01/24		569	576,824
Refinitiv US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.79%, 10/01/25		2,833	2,847,553
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.29%, 04/16/25		163	163,289
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.07%, 06/30/26		301	301,126
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.79%, 05/04/26		136	137,031

			4,232,778

Security	Par (000)		Value

Wireless Telecommunication Services — 0.4%
Ligado Networks LLC, Term Loan, (LIBOR USD 3 Month + 12.50%), 0.00%, 12/07/20	USD	686	$239,818
New LightSquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 0.00%, 12/07/20		2,628	2,053,036

			2,292,854

Total Floating Rate Loan Interests — 8.0% (Cost: $45,015,798)			42,976,768

Preferred Securities — 2.1%

Capital Trusts — 1.9%(e)(i)

Banks — 1.9%
Bank of America Corp.:
Series X, 6.25%		808	878,700
Series Z, 6.50%		584	649,700
Series AA, 6.10%		1,855	2,026,588
Series DD, 6.30%		240	270,000
CIT Group, Inc., Series A, 5.80%		295	299,425
JPMorgan Chase & Co.:
Series I, 5.74%		290	291,359
Series V, 5.64%		640	640,000
Series Q, 5.15%		190	195,700
Series S, 6.75%		240	266,400
Series U, 6.13%		99	107,274
Series FF, 5.00%		1,595	1,630,680
Series X, 6.10%		1,356	1,471,016
Wells Fargo & Co., Series U, 5.87%		1,376	1,516,627

			10,243,469

Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series P, 5.00%		207	203,212
Morgan Stanley, Series H, 5.91%		162	163,328

			366,540

Total Capital Trusts — 1.9% (Cost: $10,283,053)			10,610,009

	Shares

Trust Preferreds — 0.2%

Banks — 0.2%
GMAC Capital Trust I, Series 2, 7.94%, 02/15/40(i)		32,966	864,039

Total Trust Preferreds — 0.2% (Cost: $862,505)			864,039

Total Preferred Securities — 2.1% (Cost: $11,145,558)			11,474,048

Total Long-Term Investments — 96.5% (Cost: $515,093,004)			522,660,383

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 3.6%(l)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%*	19,253,011	$19,253,011
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.77%	349,614	349,614

Total Short-Term Securities — 3.6% (Cost: $19,602,625)		19,602,625

Total Investments — 100.1% (Cost: $534,695,629)		542,263,008

Liabilities in Excess of Other Assets — (0.1)%		(560,130)

Net Assets — 100.0%		$541,702,878

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Convertible security.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Annualized 7-day yield as of period end.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss	) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Liquidity Funds, T-Fund, Institutional Class	21,772,561	(2,519,550)	19,253,011	$19,253,011	$284,021	$—		$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,119,268	EUR	2,830,000	State Street Bank and Trust Co.	10/03/19	$34,475

USD	111,133	GBP	91,000	Standard Chartered Bank	10/03/19	(761)

Net Unrealized Appreciation						$33,714

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)		Notional Amount (000	) (b)	Value	Upfront Premium Paid (Received	)	Unrealized Appreciation (Depreciation	)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	B		USD	9,611		$659,360	$646,604		$12,756

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000	) (b)	Value	Upfront Premium Paid (Received )	Unrealized Appreciation (Depreciation )
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	NR	USD	312		$(9,815)	$(20,219)	$10,404
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	116		(26,152)	187	(26,339)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	208		(46,892)	1,648	(48,540)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/25	NR	USD	567		(52,112)	(86,127)	34,015

									$(134,971)	$(104,511)	$(30,460)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Glossary of Terms Used in this Report

Currency

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

PIK	Payment-In-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks (a)	$4,375,267	$—	$—	$4,375,267
Corporate Bonds (a)	—	463,834,300	—	463,834,300
Floating Rate Loan Interests:
Aerospace & Defense	—	206,126	79,896	286,022
Airlines	—	464,172	—	464,172
Auto Components	—	508,687	—	508,687
Building Products	—	108,467	—	108,467
Capital Markets	—	784,268	—	784,268
Chemicals	—	1,574,014	67,620	1,641,634
Commercial Services & Supplies	—	3,357,614	—	3,357,614
Construction & Engineering	—	462,037	—	462,037
Containers & Packaging	—	378,595	—	378,595
Diversified Consumer Services	—	180,565	—	180,565
Diversified Financial Services	—	1,221,707	—	1,221,707
Diversified Telecommunication Services	—	1,097,970	—	1,097,970
Energy Equipment & Services	—	1,197,535	956,650	2,154,185
Entertainment	—	95,023	—	95,023
Food & Staples Retailing	—	215,673	—	215,673
Food Products	—	67,610	—	67,610
Health Care Equipment & Supplies	—	1,234,859	—	1,234,859
Health Care Providers & Services	—	2,766,302	—	2,766,302
Health Care Technology	—	1,211,980	—	1,211,980
Hotels, Restaurants & Leisure	—	1,057,858	—	1,057,858
Independent Power and Renewable Electricity Producers	—	126,103	—	126,103
Industrial Conglomerates	—	1,247,361	—	1,247,361
Insurance	—	1,746,634	—	1,746,634
IT Services	—	3,387,457	111,627	3,499,084
Life Sciences Tools & Services	—	1,215,989	—	1,215,989
Machinery	—	1,135,252	351,120	1,486,372
Media	—	4,155,074	252,933	4,408,007
Multiline Retail	—	201,211	—	201,211
Oil, Gas & Consumable Fuels	—	1,121,427	—	1,121,427
Pharmaceuticals	—	887,462	—	887,462
Professional Services	—	440,580	—	440,580
Road & Rail	—	595,043	—	595,043
Semiconductors & Semiconductor Equipment	—	180,635	—	180,635

14

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield V.I. Fund

	Level 1	Level 2	Level 3	Total
Software	$—	$4,232,778	$—	$4,232,778
Wireless Telecommunication Services	—	2,292,854	—	2,292,854
Preferred Securities:
Banks	864,039	10,243,469	—	11,107,508
Capital Markets	—	366,540	—	366,540
Short-Term Securities	19,602,625	—	—	19,602,625

	$24,841,931	$515,601,231	$1,819,846	$542,263,008

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$57,175	$—	$57,175
Foreign currency exchange contracts	—	34,475	—	34,475
Liabilities:
Credit contracts	—	(74,879)	—	(74,879)
Foreign currency exchange contracts	—	(761)	—	(761)

	$—	$16,010	$—	$16,010

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Floating Rate Loan Interests
Investments:
Assets:
Opening balance, as of December 31, 2018	$6,063,675
Transfers into level 3	202,701
Transfers out of level 3	(1,215,122)
Accrued discounts/premiums	12,176
Net realized loss	(29,953)
Net change in unrealized appreciation (a)	118,795
Purchases	552,225
Sales	(3,884,651)

Closing balance, as of September 30, 2019	$1,819,846

Net change in unrealized depreciation on investments still held at September 30, 2019 (a)	$(55,881)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

15